Document and Entity Information	Mar. 13, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 13, 2024
Entity Registrant Name	JABIL INC
Entity Incorporation State Country Code	DE
Entity File Number	001-14063
Entity Tax Identification Number	38-1886260
Entity Address Address Line 1	10800 Roosevelt Boulevard North
Entity Address City Or Town	St. Petersburg
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33716
City Area Code	727
Local Phone Number	577-9749
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	JBL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On October 2, 2023, Jabil Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) disclosing the approval on September 26, 2023 by the Company’s Board of Directors of a restructuring plan to (i) realign the Company’s cost base for stranded costs associated with the Company’s sale and realignment of its Mobility business and (ii) optimize the Company’s global footprint (the “2024 Restructuring Plan”). At the time of the filing of the Original 8-K, the Company was unable to make a good faith estimate or range of estimates for each major type of cost associated with the 2024 Restructuring Plan. This Amendment to Current Report on Form 8-K/A amends the Original 8-K to include estimates for the major types of costs. Except as described below, all other information in the Original 8-K remains unchanged and this Form 8-K/A should be read in conjunction with the Original 8-K.
Entity Central Index Key	0000898293